Prepayments, Net - Schedule of Movement of Allowance for Doubtful Account (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Movement of Allowance for Doubtful Account [Abstract]
Beginning balance	$ 209,412	$ 51,755	$ 71,227
(Recovery) Addition	(94,786)	157,623	(10,105)
Write-off			(8,894)
Translation adjustment	166	34	(473)
Ending balance	$ 114,792	$ 209,412	$ 51,755